Financial Instruments - Net Effects Of Derivative Financial Instruments That Did Not Met Hedging Criteria (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative Contract Not Met Hedging Criteria | Cross currency swaps and interest rate swaps | Market value gain on financial instruments
Disclosure of detailed information about hedges [line items]
Net gains (losses) on change in fair value of derivatives	$ (2,270)	$ 80	$ (212)